Capital Instruments - Schedule of Carrying Value of Capital Instruments (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Nov. 29, 2018	Feb. 26, 2018
Carrying value of capital instruments [line items]
Interest rate, basis	5-year Singapore Dollar Swap Rate plus a specified number of basis points
Interest rate reset period	5 years
On November 29, 2018 [member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate			2.926%
On February 26, 2018 [member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate				2.819%
JHFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers’ Acceptance rate plus 0.72%
Floating interest rate, adjustment to basis	0.72%
4.061% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Interest rate, basis	5-Year US Dollar Mid-Swap Rate plus 1.647
Floating interest rate, adjustment to basis	1.647%
Interest rate reset period	5 years
3.00% MFC subordinated notes [member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	0.832%
3.049% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	1.05%
3.317% MFC Subordinated debentures [member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus a specified number of basis points.
Floating interest rate, adjustment to basis	0.78%
3.85% MFC Subordinated notes [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	1.97%
John Hancock Financial Corporation [Member] | 7.375% JHUSA Surplus notes [Member]
Carrying value of capital instruments [line items]
Unamortized fair value increment	$ 20	$ 23
Manufacturers life insurance company [Member]
Carrying value of capital instruments [line items]
Interest rate, basis	90-day Bankers' Acceptance rate plus a specified number of basis points
Manufacturers life insurance company [Member] | 3.181% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	1.57%
Manufacturers life insurance company [Member] | 2.389% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	0.83%
Manufacturers life insurance company [Member] | 2.10% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	0.72%
Manufacturers life insurance company [Member] | 2.64% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	0.73%
Manufacturers life insurance company [Member] | 2.811% MLI Subordinated debentures [Member]
Carrying value of capital instruments [line items]
Floating interest rate, adjustment to basis	0.80%
Manufacturers life insurance company [Member] | Government of Canada bonds [Member]
Carrying value of capital instruments [line items]
Debt instrument, maturity period	5 years	5 years
Floating interest rate, adjustment to basis	5.20%	5.20%
Manufacturers life insurance company [Member] | Government of Canada bonds [Member] | Prior to December 31, 2019 [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate	1.0325%	1.0325%
Manufacturers life insurance company [Member] | Government of Canada bonds [Member] | After December 31, 2019 [Member]
Carrying value of capital instruments [line items]
Bond redemption variable interest rate	2.065%	2.065%